Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 32.1%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,844,927
AT&T Inc., Senior Notes	2.250%	2/1/32	2,390,000	2,093,047
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,482,338
AT&T Inc., Senior Notes	5.375%	8/15/35	60,000	61,819
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	635,243
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	987,026
AT&T Inc., Senior Notes	4.350%	6/15/45	1,300,000	1,099,131
AT&T Inc., Senior Notes	3.500%	9/15/53	1,481,000	1,025,202
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	600,695
NTT Finance Corp., Senior Notes	4.620%	7/16/28	600,000	606,030 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,840,000	1,870,151 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	3,230,000	3,308,993 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	573,964
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,160,000	1,109,571
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,718,000	1,693,700
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,667,897
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,786,369
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	43,422
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,870,000	1,478,341
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	416,000	338,254
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	467,975
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	554,270
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	800,000	629,855
Total Diversified Telecommunication Services				27,958,220
Entertainment — 0.1%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,918,412
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	471,000	464,938
Total Entertainment				2,383,350
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	4.500%	5/15/35	490,000	490,641
Alphabet Inc., Senior Notes	5.250%	5/15/55	660,000	661,930
Alphabet Inc., Senior Notes	5.300%	5/15/65	720,000	717,013
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	749,957
Total Interactive Media & Services				2,619,541
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,716,000	1,708,406
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	3,097,000	3,138,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,190,000	2,077,954
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	800,000	852,867
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	$1,337,000	$1,261,631
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	614,000	606,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	497,000	450,788
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	270,000	213,987
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	750,000	628,940
Comcast Corp., Senior Notes	4.250%	10/15/30	4,017,000	4,025,389
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,567,824
Comcast Corp., Senior Notes	3.750%	4/1/40	1,780,000	1,497,682
Comcast Corp., Senior Notes	3.969%	11/1/47	1,660,000	1,298,280
Comcast Corp., Senior Notes	3.450%	2/1/50	2,040,000	1,427,314
Comcast Corp., Senior Notes	2.800%	1/15/51	2,780,000	1,698,512
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,376
Comcast Corp., Senior Notes	4.950%	10/15/58	850,000	746,269
Fox Corp., Senior Notes	5.476%	1/25/39	1,170,000	1,174,989
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,091,000	1,135,386
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	440,541
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,030,990
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,008,000	963,992
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	16,505
Total Media				27,965,545
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,322,648
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	4,180,000	4,100,065
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	4,130,000	3,634,384
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,220,601
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	984,716
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	225,557
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,821
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	930,000	950,632
Total Wireless Telecommunication Services				13,445,424

Total Communication Services				74,372,080
Consumer Discretionary — 1.9%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,500,000	1,537,101
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	820,750
General Motors Co., Senior Notes	5.150%	4/1/38	337,000	322,580
General Motors Co., Senior Notes	6.250%	10/2/43	426,000	433,446
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	539,000	539,753
Total Automobiles				3,653,630
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,093,096
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Prosus NV, Senior Notes	4.027%	8/3/50	$5,510,000	$3,868,244 (a)
Total Broadline Retail				4,961,340
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,330,000	2,382,610
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	2,031,830
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	530,000	552,176
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	29,306
McDonald’s Corp., Senior Notes	4.200%	4/1/50	2,880,000	2,369,929
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,590,000	1,622,430 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,370,000	1,405,457 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,145,000	5,267,070
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,415,364
Sands China Ltd., Senior Notes	4.375%	6/18/30	4,520,000	4,447,417
Total Hotels, Restaurants & Leisure				24,523,589
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,290,862
Home Depot Inc., Senior Notes	3.300%	4/15/40	910,000	746,097
Home Depot Inc., Senior Notes	3.350%	4/15/50	2,040,000	1,474,535
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	537,146
Total Specialty Retail				4,048,640
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	950,000	770,252

Total Consumer Discretionary				37,957,451
Consumer Staples — 1.3%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	1,945,000	1,823,501
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,090,000	1,099,835
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	178,000	171,312 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	399,162 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	910,000	930,617 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	3,320,000	3,365,373 (a)
Total Food Products				4,866,464
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	396,613
Tobacco — 0.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,309,000	1,330,163
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,233,595
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,265,000	1,312,520
Altria Group Inc., Senior Notes	5.950%	2/14/49	2,534,000	2,591,314
BAT Capital Corp., Senior Notes	3.557%	8/15/27	325,000	321,749
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,653,532
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	702,334
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	321,144
BAT Capital Corp., Senior Notes	6.250%	8/15/55	610,000	638,287
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	$970,000	$991,214
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	942,177
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,340,000	1,384,208
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	267,359
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	308,854
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	902,309
Total Tobacco				16,900,759

Total Consumer Staples				25,087,172
Energy — 4.8%
Oil, Gas & Consumable Fuels — 4.8%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,060,000	1,038,743
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,390,000	920,351
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,224,494 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,760,000	1,529,061 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	1,050,000	1,073,388 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,040,000	1,110,105 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,105,000	1,098,187
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,209,000	1,201,640
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,150,000	2,146,367
Devon Energy Corp., Senior Notes	5.250%	10/15/27	216,000	216,019
Devon Energy Corp., Senior Notes	5.600%	7/15/41	810,000	780,332
Devon Energy Corp., Senior Notes	5.000%	6/15/45	248,000	216,126
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,355,000	4,099,590
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,036,000	1,243,785
Energy Transfer LP, Senior Notes	4.750%	1/15/26	530,000	530,166
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,090,000	2,127,073
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,386,993
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,330,000	2,391,649
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,311,000	1,200,950
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,122,000	1,133,248
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,706,000	1,710,979
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	680,000	686,166
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,273,314
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	432,413
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,320,000	1,179,282
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	380,933
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,352,947
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	432,795
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	1,690,000	1,753,786 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	2,460,000	2,521,907 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	11,173,000	10,431,951 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	125,908
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	675,792
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,702,086
MPLX LP, Senior Notes	4.800%	2/15/29	574,000	582,432
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	351,144
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	5.200%	3/1/47	$740,000	$666,435
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	1,830,000	1,810,980
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,417,000	1,387,149
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	2,109,000	2,017,529
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,960,000	2,229,939
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	576,000	585,839
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	911,683
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,220,000	1,286,044
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	95,468
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,714,000	2,787,812 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	5,477,000	4,767,372 (a)
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	311,000	282,413
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	1,644,000	1,437,766
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	1,629,000	1,342,203
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	1,900,000	1,350,253
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,471,431
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,210,000	1,036,902
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,030,611 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	543,817
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,860,000	1,892,262
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,380,000	2,323,909
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	89,429
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,140,000	1,089,996
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,745,000	1,978,455
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,015,000	1,232,415
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,269,634
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	2,050,000	1,899,478

Total Energy				94,079,326
Financials — 10.7%
Banks — 6.9%
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,255,386
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,320,000	4,769,933 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,840,000	4,486,572 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	592,108 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,666,000	5,580,527 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,904,000	3,876,043 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	1,790,000	1,457,755 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,332,018 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,450,000	1,450,226 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,246,660
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,160,000	1,007,356 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$6,000	$5,895 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,080,000	2,013,791 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	918,000	930,479 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,618,543 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,950,000	4,029,675 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,914,553 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,630,000	3,876,422 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	2,290,000	2,314,358 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,312,088
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,717,000	1,553,487
Citigroup Inc., Senior Notes	4.650%	7/23/48	995,000	888,190
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,344,689 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	2,294,000	2,263,716 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,488,000	2,458,418 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,336,623 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,295,865 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,874,396
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	457,162
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	646,706
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	638,421
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,000	2,929
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	6,000	5,335
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,050,000	1,042,709 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,102,124 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,580,000	1,570,805 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	490,573 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,410,000	2,241,329 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	741,000	739,051 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,503,000	2,508,633 (a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,256,644 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,460,000	2,207,127 (b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	1,520,000	1,381,916 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	152,241 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,588,224 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,928,726 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	$1,047,000	$1,054,163
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	246,000	231,833
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	2,110,000	2,188,929 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,090,000	2,166,089 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,730,000	1,679,680
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	698,398
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	1,290,000	1,278,605 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	284,000	258,130 (a)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	469,856
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	1,500,000	1,512,238 (b)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,118 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,740,000	1,811,156 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,150,000	1,225,807 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,144,000	2,122,650
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	4,160,000	3,939,665 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,370,000	2,206,799 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	1,980,000	1,991,458 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	8,970,000	8,382,390 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,920,547
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	420,393
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,282,000	1,284,153
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	833,000	738,085
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	679,000	618,744
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,250,000	1,110,053
Total Banks				136,366,366
Capital Markets — 3.1%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	670,000	730,148 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,700,000	2,878,637 (a)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,495,000	3,473,204
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,341,000	2,572,984
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,236,000	1,129,952
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,598,454 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,383 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,647,774 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,278,233 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,525,000	1,527,118 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	185,000	207,361
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	$2,671,000	$2,522,158
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	4,121,680 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,824,347 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,912,489 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	586,885 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,380,000	1,401,276 (b)
UBS AG, Senior Notes	7.500%	2/15/28	6,030,000	6,493,423
UBS AG, Senior Notes	4.500%	6/26/48	659,000	584,782
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	3,150,000	3,118,792 (a)(b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,935,730 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,119,983 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,130,732 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	2,490,000	2,511,861 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	5,805,000	7,275,524 (a)(b)
Total Capital Markets				60,590,910
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	100,211
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,960,000	2,908,986
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,310,000	2,226,830
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	370,000	366,184 (c)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,724
ILFC E-Capital Trust II, Ltd. GTD	6.520%	12/21/65	1,623,000	1,394,096 (a)(b)
Total Financial Services				6,905,820
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,530,000	2,636,578
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,838,373
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	106,841 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,480,000	1,369,292 (a)
Total Insurance				5,951,084
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,660,000	1,052,303 (a)

Total Financials				210,966,694
Health Care — 2.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	710,000	726,237
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,370,000	4,217,199
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,900,000	1,955,800
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	229,452
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	575,392
AbbVie Inc., Senior Notes	4.250%	11/21/49	909,000	766,355
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	$1,537,000	$1,413,516
Total Biotechnology				9,883,951
Health Care Equipment & Supplies — 0.2%
Solventum Corp., Senior Notes	5.400%	3/1/29	830,000	856,726
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,055,217
Solventum Corp., Senior Notes	5.600%	3/23/34	600,000	624,996
Solventum Corp., Senior Notes	5.900%	4/30/54	1,442,000	1,482,378
Total Health Care Equipment & Supplies				5,019,317
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	2,382,000	2,394,841
Cigna Group, Senior Notes	4.800%	8/15/38	520,000	496,439
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	308,598
CVS Health Corp., Senior Notes	4.300%	3/25/28	702,000	702,560
CVS Health Corp., Senior Notes	3.750%	4/1/30	3,930,000	3,807,935
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,441,302
CVS Health Corp., Senior Notes	4.780%	3/25/38	230,000	215,664
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,104,000	1,002,770
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	920,111	939,408
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,342,326
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	763,990
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,983
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,057,866
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,070,000	970,199
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	936,761
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	623,612
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,020,000	760,462
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,540,000	993,545
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	889,000	653,430
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,203
Total Health Care Providers & Services				19,423,894
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	842,571
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,120,000	1,161,863
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	400,000	398,947
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,700,000	1,719,612
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	994,197
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,320,000	2,195,787
Total Pharmaceuticals				7,312,977

Total Health Care				41,640,139
Industrials — 1.9%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	869,000	863,334
Boeing Co., Senior Notes	2.700%	2/1/27	1,958,000	1,918,812
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,718,061
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	814,013
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,586,298
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.750%	2/1/50	$700,000	$517,565
General Dynamics Corp., Senior Notes	4.250%	4/1/40	480,000	439,215
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,079,486
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	880,377
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,210,000	3,424,867
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,022,000	965,493
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,935
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,840,000	2,737,615
RTX Corp., Senior Notes	4.125%	11/16/28	750,000	749,585
RTX Corp., Senior Notes	2.250%	7/1/30	2,960,000	2,712,205
RTX Corp., Senior Notes	6.000%	3/15/31	1,890,000	2,041,265
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	265,107
RTX Corp., Senior Notes	3.125%	7/1/50	2,560,000	1,742,534
Total Aerospace & Defense				24,459,767
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,540,000	1,573,251
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	755,049
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,360,000	1,009,043
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,030,000	1,414,703
Total Ground Transportation				3,178,795
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,240,000	1,261,258
Siemens Funding BV, Senior Notes	4.900%	5/28/32	680,000	698,221 (a)
Total Industrial Conglomerates				1,959,479
Passenger Airlines — 0.3%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	693,250	692,415 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	390,000	392,355 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,910,000	3,853,085 (a)
Total Passenger Airlines				4,937,855
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	789,268

Total Industrials				36,898,415
Information Technology — 2.7%
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,850,000	1,484,121
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	609,806
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,401,533 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	850,000	847,750
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,976 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	25,000	24,944 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,355,217 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	2,020,000	2,131,924 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,000,000	1,042,769 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,305,000	1,106,237
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	5.300%	1/15/31	$2,210,000	$2,287,630
Micron Technology Inc., Senior Notes	5.875%	2/9/33	150,000	159,383
Micron Technology Inc., Senior Notes	6.050%	11/1/35	400,000	427,612
NVIDIA Corp., Senior Notes	3.700%	4/1/60	1,640,000	1,244,897
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,250,000	1,276,701
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,930,769
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	15,180,000	13,800,969
Total Semiconductors & Semiconductor Equipment				38,654,117
Software — 0.6%
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	452,392
Oracle Corp., Senior Notes	4.650%	5/6/30	1,560,000	1,582,428
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,966,642
Oracle Corp., Senior Notes	4.800%	9/26/32	820,000	821,264
Oracle Corp., Senior Notes	5.200%	9/26/35	320,000	321,884
Oracle Corp., Senior Notes	5.875%	9/26/45	810,000	812,667
Oracle Corp., Senior Notes	3.600%	4/1/50	420,000	295,875
Oracle Corp., Senior Notes	5.375%	9/27/54	1,420,000	1,305,355
Oracle Corp., Senior Notes	5.950%	9/26/55	720,000	718,284
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	866,055
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	674,672
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	569,885
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,131,140
Total Software				12,518,543

Total Information Technology				52,656,781
Materials — 1.1%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	2.625%	4/28/28	7,870,000	7,517,700 (a)
OCP SA, Senior Notes	4.500%	10/22/25	2,766,000	2,768,406 (a)
Total Chemicals				10,286,106
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	290,000	296,539 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	650,000	669,985 (a)
Total Construction Materials				966,524
Metals & Mining — 0.4%
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	1,628,000	1,729,908
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,439,788
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	650,000	626,451
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,970 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,980,000	2,058,971 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,077,747 (a)
Total Metals & Mining				6,939,835
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,848,517
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	950,000	951,544
Total Paper & Forest Products				3,800,061

Total Materials				21,992,526
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	$1,433,000	$1,247,380 (a)

Utilities — 1.8%
Electric Utilities — 1.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,180,000	1,956,969 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	405,000	398,004 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	7,325,000	6,476,410 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	689,197
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	1,770,000	1,754,679
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,232,000	5,201,194
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	1,160,000	1,203,894
Georgia Power Co., Senior Notes	5.200%	3/15/35	1,170,000	1,199,778
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,592,798 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	800,000	803,221 (a)(c)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,160,000	1,175,041
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	790,000	814,571 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	630,000	652,006 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,130,000	2,047,977
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,930,000	1,720,252
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	629,495
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,154,721
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	2,180,000	2,151,671 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	971,754
Total Electric Utilities				32,593,632
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	650,000	659,565 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	1,000,000	1,037,758 (a)
Total Gas Utilities				1,697,323
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,689
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	965,935
Total Multi-Utilities				975,624

Total Utilities				35,266,579
Total Corporate Bonds & Notes (Cost — $649,878,747)				632,164,543
Mortgage-Backed Securities — 27.7%
FHLMC — 6.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	44,071,912	37,687,783
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	9,521,555	7,994,771
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 12/1/50	7,016,891	6,540,659
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	350,378	314,598
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	43,161,118	37,118,555
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 4/1/53	2,656,214	2,654,301
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	$13,542,840	$13,791,242
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	2,300,414	2,420,411
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	4,347,174	4,509,435
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.005%	11/1/48	8,884,709	8,689,313 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	5/1/26- 8/1/33	427,421	432,167
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	451	471
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33	1,014,650	994,385
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	74,783	77,488
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	546,766	533,169
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	13,375,545	12,146,819
Total FHLMC				135,905,567
FNMA — 15.0%
Federal National Mortgage Association (FNMA)	7.500%	8/1/26- 4/1/28	3,874	3,888
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	166,562	174,008
Federal National Mortgage Association (FNMA)	6.000%	12/1/31- 7/1/53	14,994,601	15,533,250
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 11/1/52	1,000,155	1,051,165
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	58,893,248	53,798,063
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/52	30,879,557	27,256,573
Federal National Mortgage Association (FNMA)	3.500%	3/1/37- 12/1/51	14,726,767	13,825,314
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	12,448,221	12,694,751
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	17,929,952	18,110,643
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 2/1/52	41,154,283	34,520,660
Federal National Mortgage Association (FNMA)	5.000%	10/1/40	10,200,000	10,306,651 (d)
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	3,107,147	2,625,689
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 2/1/56	26,621,209	25,395,876
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	20,412,663	20,080,921
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	22,500,000	18,959,672 (d)
Federal National Mortgage Association (FNMA)	3.500%	10/1/55	6,600,000	6,030,787 (d)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	23,000,000	21,679,727 (d)
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	14,100,000	13,678,300 (d)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	6.034%	11/1/35	$78,326	$79,969 (b)
Total FNMA				295,805,907
GNMA — 5.8%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	1,809	1,817
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	713,882	739,617
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	558,815	575,125
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	10,661	10,803
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	50,106	51,826
Government National Mortgage Association (GNMA)	5.000%	1/15/40	12,114	12,420
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	3,957,026	3,627,135
Government National Mortgage Association (GNMA)	4.000%	3/15/50	228,349	216,861
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,849,162	1,694,691
Government National Mortgage Association (GNMA)	5.500%	10/20/55	(6,000,000)	(6,045,591) (d)
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	6,435,374	6,455,565
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	10,217,555	9,433,739
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	8,588,087	8,104,460
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	13,962,463	12,320,527
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	10,190,246	8,701,108
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	10,416,393	8,483,506
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	12,500,063	12,177,660
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	10,426,666	10,558,328
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	9,912,695	10,241,120
Government National Mortgage Association (GNMA) II	3.500%	10/20/55	2,600,000	2,371,014 (d)
Government National Mortgage Association (GNMA) II	4.500%	10/20/55	7,500,000	7,274,356 (d)
Government National Mortgage Association (GNMA) II	5.000%	10/20/55	12,600,000	12,535,155 (d)
Government National Mortgage Association (GNMA) II	5.500%	10/20/55	6,000,000	6,045,591 (d)
Total GNMA				115,586,833

Total Mortgage-Backed Securities (Cost — $579,570,972)				547,298,307
Collateralized Mortgage Obligations(e) — 17.7%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.822%	1/15/37	4,377,788	4,386,518 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.385%	6/17/39	6,473,951	6,479,431 (a)(b)
BANK, 2017-BNK5 A4	3.131%	6/15/60	2,734,029	2,694,818
BANK, 2021-BN36 XA, IO	0.980%	9/15/64	43,064,318	1,383,011 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
BANK, 2022-BNK44 A5	5.935%	11/15/55	$4,280,000	$4,536,425 (b)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.190%	4/15/54	21,681,598	958,884 (b)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.071%	8/15/41	4,910,000	4,939,187 (a)(b)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	5.912%	12/9/40	1,217,215	1,220,274 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.900%	8/15/42	4,090,000	4,101,411 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	5,247,617	5,215,577 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	4,956,000	4,875,104
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,486,613 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,744,365
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,828,160 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,225,530 (a)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	5,333,000	5,272,985
CSMC Trust, 2017-RPL1 M1	2.972%	7/25/57	11,111,850	9,625,070 (a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	1,172,810	1,161,064 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	6.115%	10/15/37	6,040,000	5,980,677 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	6,508,138	5,754,072 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.136%	12/27/60	10,952,598	10,916,388 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.095%	1/9/28	17,000,000	11,276,367 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	6,239,237	5,722,842 (a)(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,793,906 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.722%	6/25/34	14,063	13,306 (b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	9,343,871	8,276,693 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.450%	10/15/42	1,780,000	1,790,012 (a)(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	397,020 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	530,017 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.016%	10/25/36	16,344,645	2,057,464 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.400%	12/25/26	241,219,053	795,106 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.078%	5/25/29	18,522,106	529,130 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.111%	10/25/30	1,456,643	59,691 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.926%	3/25/34	3,489,441	161,441 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.341%	6/25/27	7,018,402	78,043 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	953,482	980,125
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	195,275	198,177
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.003%	12/15/41	156,869	17,100 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.563%	8/15/39	303,297	24,068 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,519,514	254,247
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	$12,891,552	$1,918,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	11,325,476	2,262,399
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,855,982	381,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,637,732	777,899
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	17,191,716	2,999,167
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	2,186,777	2,193,106 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	1,984,297	1,994,750 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.256%	4/25/42	8,635,625	8,888,996 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,766,597	4,882,141
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	25,456	530
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.613%	8/15/44	160,683	17,391 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,966,306	976,910
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	435,352	112,824
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,668,563	279,223
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.456%	3/25/42	5,755,000	5,916,163 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,555,598
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,278,492	1,149,736
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.584%	12/25/33	35,695,786	1,923,628 (b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,312,135	1,285,641
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.009%	4/25/40	212,498	21,837 (b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	325,599	337,612
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	296,308	311,924
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	15,119	13,850
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	30,238	27,699
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,233,570	5,750,919
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	12/25/42	222,665	27,605 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	675,614	116,069
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	6/25/43	718,395	82,570 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.479%	12/25/43	1,551,827	175,385 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,564,730	1,403,267
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,313,551	263,977
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,918,375	424,633
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,216,314	4,351,314
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,559,019	438,169
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	10,743,066	1,452,896
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	526,303	93,843
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	21,229,866	2,740,228
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	$26,185,066	$1,445,448
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	340,939,644	1,124,811 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	4,340,154	4,434,202 (a)(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	2.300%	6/20/40	713,560	70,342 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.202%	4/16/53	4,485,359	9,393 (b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.939%	10/16/42	328,515	33,504 (b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,385,608	35,429 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,598,287	134,295 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.783%	11/16/47	2,471,538	2,266,599 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	66,682	64,571 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.163%	2/16/48	522,545	2,125 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	2,720,560	62,660 (b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,934	11
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.366%	8/16/54	4,190,966	32,313 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.201%	4/16/55	9,137,307	63,102 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,265,107	1,030,298
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.839%	10/16/46	1,651,121	223,264 (b)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.768%	8/15/58	10,537,438	404,534 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.542%	12/16/58	24,123,067	675,113 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.444%	8/16/58	4,672,356	87,786 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.677%	2/16/57	6,344,449	232,272 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.498%	7/16/58	1,744,005	41,612 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.589%	1/16/57	11,291,233	372,162 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.523%	11/16/56	26,721,415	735,283 (b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	3,820,330	115,303 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	968,129	175,862
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	3,967,139	96,381 (b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,192,088	399,760 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	9,574,268	358,165 (b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,210,608	46,330 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.265%	5/20/67	7,325,229	252,164 (b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.580%	11/20/67	189,074	6,796 (b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	945,270	849,491
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.916%	7/20/70	1,128,488	1,115,075 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	810,143	603,344
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	27,216,961	4,005,289
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,816,139	419,615 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.877%	10/16/62	13,479,518	858,122 (b)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,066,482	753,685
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,636,291	508,622
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,296,540	3,555,424
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,730,729	201,233 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	$13,286,616	$11,294,863
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,483,194	651,543
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,639,531	14,090,296
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	1.661%	9/20/54	1,858,098	187,773 (b)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	1.561%	3/20/55	12,839,116	1,251,149 (b)
Government National Mortgage Association (GNMA), 2025-95 SB, IO (-1.000 x 30 Day Average SOFR + 5.800%)	1.411%	5/20/55	14,222,494	1,305,444 (b)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.491%	6/20/55	12,540,554	1,199,923 (b)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	0.761%	7/20/55	9,966,086	462,636 (b)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.461%	8/20/55	9,890,083	927,133 (b)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.230%	9/20/55	11,300,000	1,177,544 (b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	5.998%	9/15/31	4,290,456	3,344,076 (a)(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	4,100,000	4,027,908
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.049%	9/25/35	10,231	8,402 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	2,186,936	1,810,893 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.584%	2/17/39	1,958,188	1,961,913 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	11,448,503	11,457,855 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.622%	5/25/35	294,066	141,752 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.945%	12/25/35	9,852	4,445 (b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.157%	3/15/52	38,024,402	1,067,219 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.582%	7/25/35	201,156	180,016 (b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	78,142	68,008 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	4,553,272	4,457,030 (a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	5,422,106	5,248,959 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	7,259,022	6,441,684 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,290,338	5,986,217 (a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	3,030,000	3,183,197 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	39,692	19,058
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,945,132	4,489,553 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.050%	9/17/39	2,949,005	2,950,398 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	8,196,032	7,024,285 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.202%	1/15/27	3,750,000	2,657,510 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.151%	1/15/39	4,610,000	4,605,813 (a)(b)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	6,000,000	4,958,437 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.722%	11/15/38	2,046,656	2,041,664 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,342,784 (b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,713,054 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.873%	9/25/36	48,362	44,574 (b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,108,562
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.617%	8/15/54	$95,658,509	$6,001,433 (b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,687,753 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,074,324

Total Collateralized Mortgage Obligations (Cost — $374,445,652)				349,849,237
U.S. Government & Agency Obligations — 14.0%
U.S. Government Agencies — 0.6%

Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	10,000,000	11,307,601
U.S. Government Obligations — 13.4%
U.S. Treasury Bonds	4.500%	8/15/39	100,000,000	100,783,203
U.S. Treasury Bonds	5.000%	5/15/45	1,450,000	1,506,074
U.S. Treasury Bonds	4.875%	8/15/45	340,000	347,623
U.S. Treasury Bonds	3.375%	11/15/48	80,530,000	64,713,405 (f)(g)
U.S. Treasury Bonds	4.625%	5/15/54	14,000,000	13,758,828
U.S. Treasury Notes	3.625%	8/31/27	830,000	830,000
U.S. Treasury Notes	4.125%	8/31/30	45,000,000	45,762,012
U.S. Treasury Notes	3.625%	9/30/30	290,000	288,539
U.S. Treasury Notes	4.625%	5/31/31	1,480,000	1,540,877
U.S. Treasury Notes	4.250%	11/15/34	10,800,000	10,924,031
U.S. Treasury Notes	4.250%	5/15/35	23,380,000	23,599,187
Total U.S. Government Obligations				264,053,779

Total U.S. Government & Agency Obligations (Cost — $269,657,979)				275,361,380
Asset-Backed Securities — 9.2%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.825%	4/19/37	5,145,000	5,163,335 (a)(b)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.695%	4/20/38	3,110,000	3,117,690 (a)(b)
Apidos CLO Ltd., 2021-35A A (3 mo. Term SOFR + 1.312%)	5.637%	4/20/34	4,300,000	4,307,285 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	5,750,000	5,776,082 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.806%	6/25/47	6,435,630	6,464,939 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.059%	1/15/35	7,360,000	7,371,869 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	4,460,545	4,219,096 (a)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.126%	4/15/35	3,270,000	3,273,885 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	7.068%	10/15/35	4,610,000	4,623,515 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.715%	10/20/37	9,890,000	9,927,328 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	3,444,275	3,374,763 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.657%	4/20/34	2,370,000	2,372,988 (a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.672%	12/28/48	4,347,364	4,364,815 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,300,980	2,175,777 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	3.245%	2/3/29	223	174 (a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	4,205,498	3,911,232 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.845%	4/20/37	5,890,000	5,911,201 (a)(b)
Empower CLO Ltd., 2023-2A AR (3 mo. Term SOFR + 1.320%)	5.610%	10/15/38	750,000	754,021 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.918%	4/25/37	3,000,000	3,014,514 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	247,443	241,907
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.563%	4/20/38	3,250,000	3,260,442 (a)(b)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	520,771	471,177 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	$6,723,900	$6,539,478 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	878,973	775,085 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.717%	1/21/35	2,660,000	2,665,320 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,457,234	5,472,295 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,488,932 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.068%	7/15/37	2,970,000	2,983,743 (a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,595,355	2,484,598 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,531,257	2,455,589 (a)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.875%	4/20/37	4,710,000	4,732,885 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	5,370,000	5,401,576 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	5.935%	11/16/36	8,400,000	8,415,162 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.497%	5/23/31	1,323,210	1,323,210 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	6.175%	4/20/36	7,110,000	7,134,501 (a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.667%	7/20/34	8,350,000	8,361,203 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.155%	1/20/37	8,000,000	8,022,000 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.015%	10/15/41	5,102,745	5,356,211 (a)(b)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,951,934 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	511,999	485,337 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,487,917	4,511,980 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	4,456,438	4,383,390 (a)

Total Asset-Backed Securities (Cost — $184,007,896)				181,042,464
U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	12,354,360	12,538,952
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	13,307,320	13,703,849

Total U.S. Treasury Inflation Protected Securities (Cost — $25,834,827)				26,242,801
Sovereign Bonds — 0.7%
Chile — 0.1%

Chile Government International Bond, Senior Notes	2.750%	1/31/27	1,700,000	1,672,018
Mexico — 0.1%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,760,000	2,803,636 (a)
Peru — 0.4%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	5,030,000	5,131,857
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	2,250,000	1,752,750
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,608
Total Peru				6,890,215
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	1,730,000	2,103,334

Total Sovereign Bonds (Cost — $13,267,732)				13,469,203
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750 (Cost — $1,166,543)	6/12/26	1,330	$3,325,000	731,500
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.1%
Interest rate swaption, Call @ 290.000bps, payments received by the Fund on Daily SOFR Compound annually, 290.000bps payments made by the Fund annually, maturing on 9/29/28 2.900bps (Cost — $1,314,928)	Goldman Sachs Group Inc.	9/25/26	319,320,000	$319,320,000	$1,293,894

Total Purchased Options (Cost — $2,481,471)					2,025,394
Total Investments before Short-Term Investments (Cost — $2,099,145,276)					2,027,453,329
		Rate		Shares
Short-Term Investments — 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $23,678,346)		4.101%		23,678,346	23,678,346 (h)(i)
Total Investments — 104.0% (Cost — $2,122,823,622)					2,051,131,675
Liabilities in Excess of Other Assets — (4.0)%					(78,065,682)
Total Net Assets — 100.0%					$1,973,065,993

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $93,196,891.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $23,678,346 and the cost was $23,678,346 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Bond Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments received by the Fund annually, payments made by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $1,266,754)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	74,690,000	74,690,000	$(1,262,268)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	3,805	12/25	$414,888,245	$415,488,155	$599,910
U.S. Treasury Long-Term Bonds	187	12/25	21,357,214	21,803,031	445,817
					1,045,727
Contracts to Sell:
U.S. Treasury 2-Year Notes	26	12/25	5,414,251	5,418,359	(4,108)
U.S. Treasury 10-Year Notes	113	12/25	12,726,430	12,712,500	13,930
					9,822
Net unrealized appreciation on open futures contracts					$1,055,549
At September 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$182,502,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(258,629)	$344,250	$(602,879)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$188,672	7/25/36	4.420% monthly	$18,950	$7,396	$11,554(a)(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$91,679,000	12/20/30	1.000% quarterly	$2,084,140	$2,102,866	$(18,726)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$632,164,543	—	$632,164,543
Mortgage-Backed Securities	—	547,298,307	—	547,298,307
Collateralized Mortgage Obligations	—	349,849,237	—	349,849,237
U.S. Government & Agency Obligations	—	275,361,380	—	275,361,380
Asset-Backed Securities	—	181,042,464	—	181,042,464
U.S. Treasury Inflation Protected Securities	—	26,242,801	—	26,242,801
Sovereign Bonds	—	13,469,203	—	13,469,203
Purchased Options:
Exchange-Traded Purchased Options	$731,500	—	—	731,500
OTC Purchased Options	—	1,293,894	—	1,293,894
Total Long-Term Investments	731,500	2,026,721,829	—	2,027,453,329
Short-Term Investments†	23,678,346	—	—	23,678,346
Total Investments	$24,409,846	$2,026,721,829	—	$2,051,131,675
Other Financial Instruments:
Futures Contracts††	$1,059,657	—	—	$1,059,657
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$18,950	18,950
Total Other Financial Instruments	$1,059,657	—	$18,950	$1,078,607
Total	$25,469,503	$2,026,721,829	$18,950	$2,052,210,282
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$1,262,268	—	$1,262,268
Futures Contracts††	$4,108	—	—	4,108
Centrally Cleared Interest Rate Swaps††	—	602,879	—	602,879
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	18,726	—	18,726
Total	$4,108	$1,883,873	—	$1,887,981

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

Western Asset Core Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$187,820,572	$858,847,024	858,847,024	$1,022,989,250	1,022,989,250

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,756,048	—	$23,678,346

Western Asset Core Bond Fund 2025 Quarterly Report